Income Taxes - Income Tax Expense Recognized in Consolidated Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax expense	$ 48	$ 0	$ 0
Deferred income tax expense/(recovery)	420	(10,659)	10,659
Total income tax expense/(recovery)	$ 468	$ (10,659)	$ 10,659